LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 6) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	$ 18,853,730	$ 13,036,978
With an allowance recorded	151,988	1,816,347
Total	19,005,718	14,853,325
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	6,841,463	5,617,484
With an allowance recorded	18,607	245,271
Total	6,860,070	5,862,755
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	12,012,267	7,419,494
With an allowance recorded	133,381	1,571,076
Total	12,145,648	8,990,570
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	28,982,904	37,186,916
With an allowance recorded	4,807,632	4,848,330
Total	33,790,536	42,035,246
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	40,995,171	44,606,410
With an allowance recorded	4,941,013	6,419,406
Total	45,936,184	51,025,816
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	41,223,643	44,843,992
With an allowance recorded	4,981,922	6,452,685
Total	46,205,565	51,296,677
Related Allowance For Loan Losses	1,198,624	2,405,717
Interest Income Recognized During Period
With no related allowance recorded	918,508	1,399,494
With an allowance recorded	528
Total	919,036	1,399,494
Charge-offs of non-performing and impaired loans	6,000,000	15,700,000
Partial charge-offs of non-performing and impaired loans	3,200,000	3,700,000
Remaining principal balance of non-performing and impaired loans for which partial charge-offs were recorded previously	12,100,000	9,000,000
Residential Real Estate [Member]
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	6,419,746	6,489,052
With an allowance recorded	151,988	564,889
Total	6,571,734	7,053,941
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	3,007,887	2,655,458
With an allowance recorded	18,607	103,611
Total	3,026,494	2,759,069
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	3,411,859	3,833,594
With an allowance recorded	133,381	461,278
Total	3,545,240	4,294,872
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	21,675,537	27,986,846
With an allowance recorded	4,299,871	4,427,072
Total	25,975,408	32,413,918
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	25,087,396	31,820,440
With an allowance recorded	4,433,252	4,888,350
Total	29,520,648	36,708,790
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	25,295,830	32,002,295
With an allowance recorded	4,472,459	4,921,606
Total	29,768,289	36,923,901
Related Allowance For Loan Losses	1,048,993	1,852,701
Residential First Mortgage [Member]
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	4,765,925	4,817,704
With an allowance recorded	119,788	286,226
Total	4,885,713	5,103,930
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	2,147,646	1,892,403
With an allowance recorded	18,550	68,947
Total	2,166,196	1,961,350
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	2,618,279	2,925,301
With an allowance recorded	101,238	217,279
Total	2,719,517	3,142,580
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	16,127,230	22,621,982
With an allowance recorded	3,673,398	3,574,340
Total	19,800,628	26,196,322
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	18,745,509	25,547,283
With an allowance recorded	3,774,636	3,791,619
Total	22,520,145	29,338,902
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	18,922,860	25,712,587
With an allowance recorded	3,808,508	3,823,190
Total	22,731,368	29,535,777
Related Allowance For Loan Losses	759,169	1,068,205
Average Recorded Investment During Period
With no related allowance recorded	21,539,233	28,661,473
With an allowance recorded	3,597,246	3,386,052
Total	25,136,479	32,047,525
Interest Income Recognized During Period
With no related allowance recorded	466,598	1,005,357
With an allowance recorded	528
Total	467,126	1,005,357
Residential Second Mortgage [Member]
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	919,433	961,909
With an allowance recorded	32,200
Total	951,633	961,909
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	521,046	473,023
With an allowance recorded	57
Total	521,103	473,023
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	398,387	488,886
With an allowance recorded	32,143
Total	430,530	488,886
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	2,730,620	2,648,996
With an allowance recorded	521,855	386,847
Total	3,252,475	3,035,843
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	3,129,007	3,137,882
With an allowance recorded	553,998	386,847
Total	3,683,005	3,524,729
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	3,160,090	3,154,434
With an allowance recorded	559,333	388,532
Total	3,719,423	3,542,966
Related Allowance For Loan Losses	191,206	255,196
Average Recorded Investment During Period
With no related allowance recorded	3,033,653	3,373,188
With an allowance recorded	594,299	402,864
Total	3,627,952	3,776,052
Interest Income Recognized During Period
With no related allowance recorded	92,365	131,655
Total	92,365	131,655
Home Equity Lines of Credit [Member]
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	734,388	709,439
With an allowance recorded		278,663
Total	734,388	988,102
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	339,195	290,032
With an allowance recorded		34,664
Total	339,195	324,696
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	395,193	419,407
With an allowance recorded		243,999
Total	395,193	663,406
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	2,817,687	2,715,868
With an allowance recorded	104,618	465,885
Total	2,922,305	3,181,753
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	3,212,880	3,135,275
With an allowance recorded	104,618	709,884
Total	3,317,498	3,845,159
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	3,212,880	3,135,274
With an allowance recorded	104,618	709,884
Total	3,317,498	3,845,158
Related Allowance For Loan Losses	98,618	529,300
Average Recorded Investment During Period
With no related allowance recorded	3,213,968	3,697,746
With an allowance recorded	373,628	439,541
Total	3,587,596	4,137,287
Interest Income Recognized During Period
With no related allowance recorded	44,688	38,282
Total	44,688	38,282
Commercial Real Estate [Member]
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	12,326,021	6,426,096
With an allowance recorded		1,251,458
Total	12,326,021	7,677,554
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	3,739,734	2,868,184
With an allowance recorded		141,660
Total	3,739,734	3,009,844
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	8,586,287	3,557,912
With an allowance recorded		1,109,798
Total	8,586,287	4,667,710
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	7,260,069	9,088,158
With an allowance recorded	507,761	404,771
Total	7,767,830	9,492,929
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	15,846,356	12,646,070
With an allowance recorded	507,761	1,514,569
Total	16,354,117	14,160,639
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	15,865,894	12,701,217
With an allowance recorded	509,463	1,514,593
Total	16,375,357	14,215,810
Related Allowance For Loan Losses	149,631	536,529
Commercial And Multi Family Real Estate [Member]
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	5,159,458	3,827,364
With an allowance recorded		1,251,458
Total	5,159,458	5,078,822
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	1,529,856	1,159,528
With an allowance recorded		141,660
Total	1,529,856	1,301,188
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	3,629,602	2,667,836
With an allowance recorded		1,109,798
Total	3,629,602	3,777,634
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	5,895,832	7,628,698
With an allowance recorded	26,227	36,915
Total	5,922,059	7,665,613
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	9,525,434	10,296,534
With an allowance recorded	26,227	1,146,713
Total	9,551,661	11,443,247
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	9,541,447	10,343,639
With an allowance recorded	26,502	1,146,988
Total	9,567,949	11,490,627
Related Allowance For Loan Losses	14,227	351,047
Average Recorded Investment During Period
With no related allowance recorded	9,903,237	12,768,153
With an allowance recorded	706,924	745,145
Total	10,610,161	13,513,298
Interest Income Recognized During Period
With no related allowance recorded	308,740	179,395
Total	308,740	179,395
Commercial Land Acquisition And Development [Member]
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	4,643,113	57,523
Total	4,643,113	57,523
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	870,436	14,879
Total	870,436	14,879
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	3,772,677	42,644
Total	3,772,677	42,644
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	3,772,677	42,644
Total	3,772,677	42,644
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	3,772,677	43,706
Total	3,772,677	43,706
Average Recorded Investment During Period
With no related allowance recorded	1,365,918	55,181
With an allowance recorded	694,203
Total	2,060,121	55,181
Commercial Real Estate Construction Financing Receivable [Member]
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	298,977	301,834
Total	298,977	301,834
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	259,743	259,743
Total	259,743	259,743
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	39,234	42,091
Total	39,234	42,091
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	39,234	42,091
Total	39,234	42,091
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	39,320	38,439
Total	39,320	38,439
Average Recorded Investment During Period
With no related allowance recorded	36,968	118,666
With an allowance recorded	1,618
Total	38,586	118,666
Commercial And Industrial [Member]
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	2,224,473	2,239,375
Total	2,224,473	2,239,375
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	1,079,699	1,434,034
Total	1,079,699	1,434,034
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	1,144,774	805,341
Total	1,144,774	805,341
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	1,364,237	1,459,460
With an allowance recorded	481,534	367,856
Total	1,845,771	1,827,316
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	2,509,011	2,264,801
With an allowance recorded	481,534	367,856
Total	2,990,545	2,632,657
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	2,512,450	2,275,433
With an allowance recorded	482,961	367,605
Total	2,995,411	2,643,038
Related Allowance For Loan Losses	135,404	185,482
Average Recorded Investment During Period
With no related allowance recorded	2,375,527	4,606,779
With an allowance recorded	416,170	227,982
Total	2,791,697	4,834,761
Interest Income Recognized During Period
With no related allowance recorded	6,117	44,508
Total	6,117	44,508
Consumer And Other [Member]
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	107,963	121,830
Total	107,963	121,830
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	93,842	93,842
Total	93,842	93,842
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	14,121	27,988
Total	14,121	27,988
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	47,298	111,912
With an allowance recorded		16,487
Total	47,298	128,399
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	61,419	139,900
With an allowance recorded		16,487
Total	61,419	156,387
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	61,919	140,480
With an allowance recorded		16,486
Total	61,919	156,966
Related Allowance For Loan Losses		16,487
Average Recorded Investment During Period
With no related allowance recorded	123,769	149,888
With an allowance recorded	3,297	4,042
Total	127,066	153,930
Interest Income Recognized During Period
With no related allowance recorded		297
Total		$ 297